EXPLORATION AND EVALUATION ASSETS - Royalty Purchases (Details)				12 Months Ended
	Jan. 01, 2025 CAD ($)	Aug. 08, 2024 CAD ($) shares	Jul. 29, 2024 agreement	Dec. 31, 2024 CAD ($)
EXPLORATION AND EVALUATION ASSETS
Number of royalty purchase agreements | agreement			3
Royalty interests purchased from vendors in aggregate (in percent)			0.60%
Net smelter return ("NSR") royalties (as a percent)			1.60%
Aggregate cash consideration		$ 1,950,000
Aggregate share consideration | shares		300,000
Purchase of Royalty		$ 1,011,000
Professional fees		$ 63,620
Purchase of remaining net smelt royalty from vendors
EXPLORATION AND EVALUATION ASSETS
Net smelter return ("NSR") royalties (as a percent)				1.00%
Aggregate cash consideration	$ 666,667			$ 1,000,000
Professional fees				$ 16,225
Remaining net smelter returns royalty (in percent)		1.00%
Aggregate price of purchasing remaining royalty		$ 1,000,000
Fixed amount payable to vendors		100,000
Additional amount payable to vendors		$ 4,950